Retirement Benefits (Schedule of Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ (10)	$ 31	$ 146
Domestic Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recognized in net periodic benefit cost and other comprehensive loss (income)	5	2	(138)
Foreign Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total recognized in net periodic benefit cost and other comprehensive loss (income)	(513)	21	(407)
Foreign Plan | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ (14)	$ 10	$ (2)